Trade and other receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables [Abstract]
Trade and other receivables
14. Trade and other receivables

	December 31,
	2020	2019 restated*
	US$’000	US$’000
Trade receivables	33,057	28,607
Accrued income and other debtors	8,423	5,493
VAT recoverable	1,705	1,400
Trade and other receivables	43,185	35,500
* see note 27

Trade receivables at December 31, 2020 includes US$1,186,000 (2019: US$752,000) which is due greater than 120 days. No impairment is considered necessary.

The December 31, 2020 accrued income and other debtors balance includes US$287,000 (2019: US$857,000) in relation to prepaid Phase 3 clinical trial costs.